The Brown Capital Management Mid-Cap Fund | Institutional Shares
The Brown capital management mid-cap fund
Investment Objective
The Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management Mid-Cap Fund Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Brown Capital Management Mid-Cap Fund Institutional Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.40%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.16%
Fee Waivers and/or Expense Reimbursements	[2]	(0.25%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[1][2]	0.91%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Mid-Cap Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid-Cap Fund and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits the Mid-Cap Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2014. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Mid-Cap Fund being less than the operating expense limit for the Mid-Cap Fund, the Mid-Cap Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

Example

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Mid-Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Brown Capital Management Mid-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	93	344	614	1,385
Investor Shares	118	422	747	1,667

Portfolio Turnover

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “mid-cap” companies.  The Mid-Cap Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index.  On June 28, 2013, the market value of companies in the Russell Midcap® Growth Index ranged from approximately $519 million to approximately $30.33 billion.  The Advisor intends to invest in companies that, at a minimum, meet two specific criteria.  First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market’s earnings growth rate.  This determination is generated from fundamental analysis and the Advisor’s assessment of the company’s growth prospects over the next three to five years.  Second, the company’s stock should be selling at a reasonable valuation.  Reasonable valuation is determined by applying a risk-adjusted price to earnings (“P/E”) multiple to Advisor-forecasted earnings per share (“EPS”) targets.

The foundation of the Advisor’s investment process is fundamental analysis that principally includes:

  financial statement analysis;
  management interviews;
  industry analysis; and
  competitor analysis.

This analysis represents approximately 80% of the Advisor’s investment approach.  Companies are identified through Advisor-developed quantitative screens including:

  historical EPS growth;
  return on equity; and
  debt-to-total capital.

Companies may also be identified through a number of other means including:

  external research sources;
  investment conferences;
  in-office management visits; and
  industry trends.

Critical to the Advisor’s assessment of a company’s future growth prospects is an understanding of what internal and external factors drove the company’s historical revenue and earnings growth.  The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cash flow sources and uses, and earnings per share growth.  When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate, the Advisor next determines whether the company is trading at a reasonable valuation.

Valuation analysis is the remaining 20% of the investment approach.  To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company.  The required return is translated into a P/E multiple.

The Advisor typically sells securities from the Mid-Cap Fund’s portfolio when the Advisor determines that a company’s future growth prospects are diminishing, and/or its valuation is no longer reasonable.

Principal Risks of Investing in the Fund

An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective.  Generally, the Mid-Cap Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Mid-Cap Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Mid-Cap Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Mid-Cap Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Mid-Cap Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Mid-Cap Fund’s portfolio consists of common stocks, it is expected that the Mid-Cap Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Mid-Cap Companies Risk:  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Mid-Cap Fund’s portfolio securities for the long-term, the Mid-Cap Fund may sell portfolio securities without regard to the length of time they have been held.  The Mid-Cap Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Mid-Cap Fund.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Mid-Cap Fund by showing changes in the Mid-Cap Fund’s performance from year to year and by showing how the Mid-Cap Fund’s average annual total returns compare to that of two broad-based securities market indexes.    The Mid-Cap Fund’s past performance is not necessarily an indication of how the Mid-Cap Fund will perform in the future.  Updated information on the Mid-Cap Fund’s results can be obtained by visiting:  http://www.browncapital.com/mid-funds-overview-institutional.html.

Calendar Year Returns

Highest return for a quarter	13.62%	Quarter ended March 31, 2012
Lowest return for a quarter	-8.96%	Quarter ended June 30, 2012
Year-to-date return as of most recent quarter	11.77%	Quarter ended June 30, 2013

Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns The Brown Capital Management Mid-Cap Fund	Past 1 Year	Since Inception	Inception Date
Institutional Shares	11.15%	15.39%	Dec. 15, 2011
Institutional Shares After taxes on distributions	10.86%	15.08%	Dec. 15, 2011
Institutional Shares After taxes on distributions and sale of shares	7.64%	13.08%	Dec. 15, 2011
Institutional Shares S&P MidCap 400® Index	17.88%	21.41%
Institutional Shares Russell Midcap® Growth Index	15.81%	19.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

The Brown Capital Management Mid-Cap Fund | Investor Shares
The Brown capital management mid-cap fund
Investment Objective
The Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management Mid-Cap Fund Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Brown Capital Management Mid-Cap Fund Investor Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.40%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.41%
Fee Waivers and/or Expense Reimbursements	[2]	(0.25%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[1][2]	1.16%
[1]	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Mid-Cap Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid-Cap Fund and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits the Mid-Cap Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2014. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Mid-Cap Fund being less than the operating expense limit for the Mid-Cap Fund, the Mid-Cap Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

Example

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Mid-Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Brown Capital Management Mid-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	93	344	614	1,385
Investor Shares	118	422	747	1,667

Portfolio Turnover

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “mid-cap” companies.  The Mid-Cap Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index.  On June 28, 2013, the market value of companies in the Russell Midcap® Growth Index ranged from approximately $519 million to approximately $30.33 billion.  The Advisor intends to invest in companies that, at a minimum, meet two specific criteria.  First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market’s earnings growth rate.  This determination is generated from fundamental analysis and the Advisor’s assessment of the company’s growth prospects over the next three to five years.  Second, the company’s stock should be selling at a reasonable valuation.  Reasonable valuation is determined by applying a risk-adjusted price to earnings (“P/E”) multiple to Advisor-forecasted earnings per share (“EPS”) targets.

The foundation of the Advisor’s investment process is fundamental analysis that principally includes:

  financial statement analysis;
  management interviews;
  industry analysis; and
  competitor analysis.

This analysis represents approximately 80% of the Advisor’s investment approach.  Companies are identified through Advisor-developed quantitative screens including:

  historical EPS growth;
  return on equity; and
  debt-to-total capital.

Companies may also be identified through a number of other means including:

  external research sources;
  investment conferences;
  in-office management visits; and
  industry trends.

Critical to the Advisor’s assessment of a company’s future growth prospects is an understanding of what internal and external factors drove the company’s historical revenue and earnings growth.  The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cash flow sources and uses, and earnings per share growth.  When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate, the Advisor next determines whether the company is trading at a reasonable valuation.

Valuation analysis is the remaining 20% of the investment approach.  To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company.  The required return is translated into a P/E multiple.

The Advisor typically sells securities from the Mid-Cap Fund’s portfolio when the Advisor determines that a company’s future growth prospects are diminishing, and/or its valuation is no longer reasonable.
Principal Risks of Investing in the Fund

An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective.  Generally, the Mid-Cap Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Mid-Cap Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Mid-Cap Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Mid-Cap Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Mid-Cap Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Mid-Cap Fund’s portfolio consists of common stocks, it is expected that the Mid-Cap Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Mid-Cap Companies Risk:  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Mid-Cap Fund’s portfolio securities for the long-term, the Mid-Cap Fund may sell portfolio securities without regard to the length of time they have been held.  The Mid-Cap Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Mid-Cap Fund.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Mid-Cap Fund by showing changes in the Mid-Cap Fund’s performance from year to year and by showing how the Mid-Cap Fund’s average annual total returns compare to that of two broad-based securities market indexes.  Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee.  The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares.  The Mid-Cap Fund’s past performance is not necessarily an indication of how the Mid-Cap Fund will perform in the future.  Updated information on the Mid-Cap Fund’s results can be obtained by visiting:  http://www.browncapital.com/mid-funds-overview.html.

Calendar Year Returns

Highest return for a quarter	22.52%	Quarter ended June 30, 2009
Lowest return for a quarter	-17.73%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	11.60%	Quarter ended June 30, 2013

Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns The Brown Capital Management Mid-Cap Fund	Past 1 Year	Past 5 Years	Past 10 Years
Investor Shares	10.88%	7.91%	10.27%
Investor Shares After taxes on distributions	10.58%	7.53%	9.54%
Investor Shares After taxes on distributions and sale of shares	7.46%	6.63%	8.82%
Investor Shares S&P MidCap 400® Index	17.88%	5.15%	10.53%
Investor Shares Russell Midcap® Growth Index	15.81%	3.23%	10.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

The Brown Capital Management Small Company Fund | Institutional Class
The Brown capital management small company fund
Investment Objective
The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management Small Company Fund Institutional Class
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Brown Capital Management Small Company Fund Institutional Class
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.08%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2014. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Small Company Fund being less than the operating expense limit for the Small Company Fund, the Small Company Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

Example

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Brown Capital Management Small Company Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	110	343	595	1,316
Investor Shares	130	406	702	1,543

Portfolio Turnover

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance.  During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Small Company Fund invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, (“small companies”).  The Small Company Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies.

While the Small Company Fund is managed in a benchmark agnostic manner, the Small Company Fund is commonly compared to the Russell 2000 Growth and Russell 2000 Indices.   Both of these benchmarks are widely-recognized unmanaged indices of small capitalization common stocks.

The Advisor believes that:

•        a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and

•         an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.

The Advisor employs analysis that:

•         contains elements of traditional dividend discount and earnings yield models;

•         establishes relative valuation for equity markets; and

•        determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market.

The Advisor identifies small companies with the potential to become successful large companies by analyzing the potential for:

•         sustainable revenue growth;

•         adequate resources to establish and defend a viable product or service market, and market share;

•         sufficient profitability to support long term growth; and

•         management skills and resources necessary to plan and execute a long-term growth plan.

The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

Principal Risks of Investing in the Fund

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Small Company Fund will be successful in meeting its investment objective.  Generally, the Small Company Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Small Companies Risk:  Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Small Company Fund’s portfolio securities for the long-term, the Small Company Fund may sell portfolio securities without regard to the length of time they have been held.  The Small Company Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Small Company Fund.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes.  The Small Company Fund’s past performance is not necessarily an indication of how the Small Company Fund will perform in the future.  Updated information on the Small Company Fund’s results can be obtained by visiting http://www.browncapital.com/small-funds-overview%20institutional.html.

Calendar Year Returns

Highest return for a quarter	12.72%	Quarter ended March 31, 2012
Lowest return for a quarter	-2.72%	Quarter ended June 30, 2012
Year-to-date return as of most recent quarter	15.64%	Quarter ended June 30, 2013

Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns The Brown Capital Management Small Company Fund	Past 1 Year	Since Inception	Inception Date
Institutional Class	17.72%	18.45%	Dec. 15, 2011
Institutional Class After taxes on distributions	17.43%	18.17%	Dec. 15, 2011
Institutional Class After taxes on distributions and sale of shares	11.88%	15.67%	Dec. 15, 2011
Institutional Class Russell 2000® Index	16.35%	19.58%
Institutional Class Russell 2000® Growth Index	14.59%	17.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

The Brown Capital Management Small Company Fund | Investor Shares
The Brown capital management small company fund
Investment Objective
The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management Small Company Fund Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		The Brown Capital Management Small Company Fund Investor Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.20%
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.28%
[1]	Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2014. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Small Company Fund being less than the operating expense limit for the Small Company Fund, the Small Company Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

Example

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Brown Capital Management Small Company Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	110	343	595	1,316
Investor Shares	130	406	702	1,543

Portfolio Turnover

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance.  During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Small Company Fund invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, (“small companies”).  The Small Company Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies.

While the Small Company Fund is managed in a benchmark agnostic manner, the Small Company Fund is commonly compared to the Russell 2000 Growth and Russell 2000 Indices.   Both of these benchmarks are widely-recognized unmanaged indices of small capitalization common stocks.

The Advisor believes that:

•        a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and

•         an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.

The Advisor employs analysis that:

•        contains elements of traditional dividend discount and earnings yield models;

•        establishes relative valuation for equity markets; and

•        determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market.

The Advisor identifies small companies with the potential to become successful large companies by analyzing the potential for:

•         sustainable revenue growth;

•         adequate resources to establish and defend a viable product or service market, and market share;

•         sufficient profitability to support long term growth; and

•         management skills and resources necessary to plan and execute a long-term growth plan.

The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

Principal Risks of Investing in the Fund

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Small Company Fund will be successful in meeting its investment objective.  Generally, the Small Company Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Small Companies Risk:  Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Small Company Fund’s portfolio securities for the long-term, the Small Company Fund may sell portfolio securities without regard to the length of time they have been held.  The Small Company Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Small Company Fund.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes.  Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee.  The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares.  The Small Company Fund’s past performance is not necessarily an indication of how the Small Company Fund will perform in the future.  Updated information on the Small Company Fund’s results can be obtained by visiting http://www.browncapital.com/small-funds-overview.html.

Calendar Year Returns

Highest return for a quarter	21.93%	Quarter ended June 30, 2003
Lowest return for a quarter	-23.13%	Quarter ended December 31, 2008
Year-to-date return as of most recent quarter	15.54%	Quarter ended June 30, 2013

Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns The Brown Capital Management Small Company Fund	Past 1 Year	Past 5 Years	Past 10 Years
Investor Shares	17.47%	7.95%	11.83%
Investor Shares After taxes on distributions	17.18%	7.84%	11.44%
Investor Shares After taxes on distributions and sale of shares	11.72%	6.87%	10.51%
Investor Shares Russell 2000® Index	16.35%	3.56%	9.72%
Investor Shares Russell 2000® Growth Index	14.59%	3.49%	9.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

The Brown Capital Management International Equity Fund | Investor Shares
The Brown capital management international equity fund
BROWN CAPITAL MANAGEMENT MUTUAL FUNDS The Brown Capital Management International Equity Fund Supplement dated July 1, 2014 to the Fund's Prospectus dated July 29, 2013

At its meeting held on June 20, 2014, the Board of Trustees of Brown Capital Management Mutual Funds approved a request by Brown Capital Management, LLC (the “Advisor”) to reduce the advisory fee currently payable by the Brown Capital Management International Equity Fund (“International Equity Fund” or “Fund”) and to revise the expense limitation agreement applicable to the Fund so as to further reduce costs. These changes will become effective on June 30, 2014.

As such, the section entitled “Fees and Expenses of the Fund” is replaced in its entirety with the following:

Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management International Equity Fund Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		The Brown Capital Management International Equity Fund Investor Shares
Management Fees	[1]	0.90%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		2.22%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses	[2]	3.37%
Fee Waivers and/or Expense Reimbursements	[3]	(2.12%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[2][3]	1.25%
[1]	Management fees have been restated to reflect the Board of Trustees' approval on June 20, 2014 of an amended investment advisory agreement that reduced the management fee such that effective June 30, 2014, the Fund will pay 0.90% on assets up to $100 million and 0.75% on assets over $100 million. Prior to that time, the management fee was 1.00% on assets up to $100 million and 0.75% on assets over $100 million.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Trust with respect to International Equity Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Equity Fund and to assume other expenses of the International Equity Fund, if necessary, in an amount that limits the International Equity Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Equity Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2015. Prior to June 30, 2014, the Advisor capped fees at 1.75% under the Expense Limitation Agreement. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the International Equity Fund being less than the operating expenses limit for the International Equity Fund, the International Equity Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

Example

This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Brown Capital Management International Equity Fund Investor Shares	127	838	1,571	3,510

Portfolio Turnover

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Equity Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Equity Fund’s performance.  During the most recent fiscal year, the International Equity Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The International Equity Fund invests at least 80% of its assets in the equity securities of non-U.S. based companies, those companies domiciled outside the U.S.  The International Equity Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor seeks to purchase equity securities of those companies that the Advisor feels are undervalued relative to their long-term potential in the securities markets.  The Advisor utilizes an analysis that seeks to identify those companies trading at a discount to their long-term earnings potential and/or present value of assets held by the company which may be realized.

The Advisor looks at the fundamental characteristics of each company individually, using analysis that includes:

•         relative valuation within an industry sector, and between countries or economic markets;

•         fundamental analysis of the company;

•         long term forecasting of earnings and asset values;

•        fundamental analysis of the country in which the company operates, taking into consideration the macroeconomic, regulatory and political trends within that country;

•         use of investment industry research; and

•         use of direct local contacts in various countries, discussions with company personnel, and company visits.

In constructing and managing the International Equity Fund, the following additional restrictions are used:

•         no individual country will represent more than 25% at cost of the International Equity Fund’s total assets;

•         no more than 15% at cost of the International Equity Fund’s total assets will be invested in emerging market securities;

•         no individual industry will represent more than 20% at cost of the International Equity Fund’s total assets; and

•         no individual security will represent more than 5% at cost of the International Equity Fund’s total assets.

The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

Principal Risks of Investing in the Fund

An investment in the International Equity Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the International Equity Fund will be successful in meeting its investment objective.  Generally, the International Equity Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the International Equity Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the International Equity Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Equity Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the International Equity Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the International Equity Fund’s portfolio consists of common stocks, it is expected that the International Equity Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Foreign Securities Risk:  Foreign securities may involve investment risks different from those associated with domestic securities.  Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets.  There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.  Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Equity Fund to sell its securities and could reduce the value of your shares.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the International Equity Fund’s portfolio securities for the long-term, the International Equity Fund may sell portfolio securities without regard to the length of time they have been held.  The International Equity Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the International Equity Fund.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Equity Fund by showing changes in the International Equity Fund’s performance from year to year and by showing how the International Equity Fund’s average annual total returns compare to that of a broad-based securities market index.  Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee.  The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares.  The International Equity Fund’s past performance is not necessarily an indication of how the International Equity Fund will perform in the future.  Updated information on the International Equity Fund’s results can be obtained by visiting http://www.browncapital.com/int-funds-overview.html

Calendar Year Returns

Highest return for a quarter	28.60%	Quarter ended June 30, 2009
Lowest return for a quarter	-22.01%	Quarter ended December 31, 2008
Year-to-date return as of most recent quarter	8.40%	Quarter ended June 30, 2013

Average Annual Total Returns Periods Ended December 31, 2012
Average Annual Total Returns The Brown Capital Management International Equity Fund	Past 1 Year	Past 5 Years	Past 10 Years
Investor Shares	19.83%	(4.93%)	7.23%
Investor Shares After taxes on distributions	19.70%	(5.60%)	6.45%
Investor Shares After taxes on distributions and sale of shares	13.05%	(4.45%)	6.22%
Investor Shares MSCI EAFE® International Gross Index	17.90%	(3.21%)	8.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).